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                                                               JOHN M. RICHARDS
                                                                 SENIOR COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                              September 10, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  General American Separate Account Twenty-Nine
         File No. 811-07252

Commissioners:

Semi-Annual Reports dated June 30, 2012 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                             Sincerely,

                                             /s/ John M. Richards
                                             -----------------------------------
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company